Document and Entity Information	6 Months Ended
Jul. 03, 2015
Document And Entity Information
Entity Registrant Name	Cybergy Holdings, Inc.
Document Type	S-1
Document Period End Date	Jul. 03, 2015
Amendment Flag	true
Amendment Description	Amendment
Entity Central Index Key	0001397951
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filer	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2